Unaudited Condensed Consolidated Statements of Comprehensive Loss	3 Months Ended
Mar. 31, 2023 CNY (¥)
Unaudited Condensed Consolidated Statements of Comprehensive Loss
Net loss	¥ (174,451,488)
Other comprehensive income
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes	(2,607,294)
Unrealized gain on short-term investment:
Unrealized gain on short-term investment arising during the year	1,386,293
Less: reclassification adjustment for gain included in net income	(686,130)
Unrealized gain on short-term investment, net of nil income taxes	700,163
Foreign currency translation adjustment, net of nil income taxes	1,029,466
Total comprehensive loss	(175,329,153)
Less: Comprehensive income/(loss) attributable to non- controlling interests	433,145
Comprehensive loss attributable to shareholders of the Company	¥ (175,762,298)